INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

13.     INCOME TAX

Income taxes of the Group’s Russia-incorporated entities have been calculated in accordance with Russian legislation and are based on the taxable profit for the period. The corporate income tax rate in Russia is 20%. The withholding tax rate on dividends paid within Russia is 13%. The foreign subsidiaries of the Group pay withholding taxes in their respective jurisdictions. Deferred tax assets and liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted or substantially enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.

Significant components of income tax expense were as follows;

	2020	2019	2018
Current income tax charge	15,170	20,757	19,175
Prior period tax adjustments	(509)	(90)	(133)
Total current income tax	14,661	20,667	19,042
Deferred tax	1,465	(5,000)	(3,697)
Income tax expense on continuing operations	16,126	15,667	15,345

Income tax expense on continuing operations excludes the amounts from the discontinued operations of RUB (1,003) million, RUB 1,935 million and RUB 1,525 million for the years ended December 31, 2020, 2019 and 2018, respectively, which have been included in profit / (loss) from discontinued operations in the accompanying consolidated statements of profit or loss (Note 12).

The statutory income tax rates in jurisdictions in which the Group operates for 2020 were as follows: Russia–20%, Armenia–18%, Turkmenistan–8%, Czech Republic–19%, for 2019 and 2018 were as follows: Russia and Armenia–20%, Turkmenistan–8%, Czech Republic - 19%.The Russian statutory income tax rate of 20% reconciled to the Group’s effective income tax rate for the years ended December 31, 2020, 2019 and 2018 as follows:

	2020	2019	2018
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	1.3	2.1	0.7
Prior periods tax effects	(0.7)	(0.1)	(0.2)
Different tax rate of subsidiaries	(0.8)	(0.4)	(0.2)
Withholding tax on distributed and undistributed profits	1.5	1.9	(0.5)
Change in fair value of derivative financial instruments	—	0.2	(0.1)
Derecognition of deferred tax assets	(0.1)	(0.5)	0.1
Other	(0.4)	(0.2)	(0.1)
Effective income tax rate	20.8%	23.0%	19.7%

The Group reported the following deferred income tax assets and liabilities in the consolidated statement of financial position:

	2020	2019
Deferred tax assets	8,778	9,975
Deferred tax liabilities	(19,191)	(17,866)
Net deferred tax liabilities	(10,413)	(7,891)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2020 were as follows:

			Recognised
			in other
	December 31,	Recognised in	comprehensive	Effect of	Effect of	December 31,
	2019	profit / loss	income	acquisitions	disposals	2020
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(17,954)	(318)	19	—	3	(18,250)
Other intangible assets	(6,564)	314	—	—	(64)	(6,314)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(2,430)	(42)	(34)	—	—	(2,506)
Licenses	(1,739)	47	(7)	—	—	(1,699)
Customer base	(576)	106	—	—	—	(470)
Capitalization of cost to obtain and fulfill contracts	(1,448)	(220)	—	—	—	(1,668)
Accrued expenses for services	7,929	(710)	5	—	(66)	7,158
Write-down of inventories	681	(211)	10	—	(67)	413
Allowance for ECL	2,947	(112)	3	—	(125)	2,713
Right-of-use assets and lease obligations	3,520	709	(2)	—	(3)	4,224
Loss carryforward	4,634	56	—	—	(729)	3,961
Contract liabilities	1,230	203	—	—	(3)	1,430
Debt modification	(433)	310	—	—	—	(123)
Hedge and other	2,312	(1,594)	—	—	—	718
Net deferred tax liability	(7,891)	(1,462)	(6)	—	(1,054)	(10,413)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2019 were as follows:

			Recognised
			in other
	January 1,	Recognised in	comprehensive	Effect of	Effect of	December 31,
	2019	profit / loss	income	acquisitions	disposals	2019
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(16,238)	(1,168)	42	57	(647)	(17,954)
Other intangible assets	(6,080)	(448)	2	(5)	(33)	(6,564)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(4,019)	(462)	135	—	1,916	(2,430)
Licenses	(1,917)	154	24	—	—	(1,739)
Customer base	(706)	159	—	(29)	—	(576)
Capitalization of cost to obtain and fulfill contracts	(1,321)	(148)	(1)	—	22	(1,448)
Accrued expenses for services	7,005	1,193	14	—	(283)	7,929
Write-down of inventories	1,448	(761)	(6)	—	—	681
Allowance for ECL	1,438	1,722	10	—	(223)	2,947
Right-of-use assets and lease obligations	2,564	1,024	6	—	(74)	3,520
Loss carryforward	4,256	275	—	103	—	4,634
Provision for investment in Delta Bank in Ukraine	367	—	26	—	(393)	—
Contract liabilities	954	192	(6)	—	90	1,230
Debt modification	(1,075)	642	—	—	—	(433)
Hedge and other	75	2,172	58	—	7	2,312
Net deferred tax liability	(13,249)	4,546	304	126	382	(7,891)

The Group recognizes deferred income tax on future dividend distributions from subsidiaries/ associates and joint ventures which are based on the cumulative undistributed earnings of those subsidiaries in accordance with local statutory accounting regulations.

The Group recognizes deferred tax assets in respect of tax losses carried forward to the extent that realization of tax losses against future taxable profit is probable. Deferred tax assets related to tax losses of the Group’s subsidiaries are recognized according to the fact that certain tax planning opportunities are available to these subsidiaries that will create taxable profit in the period in which the unused tax losses can be utilized. The amount of the deferred tax asset considered realizable, however, could be remeasured if estimates of future taxable income are changed.

Federal law 401-FZ dated November 30, 2016 cancelled the time limit of prior periods’ tax losses carryforward, which had been previously restricted to 10 years. Furthermore, the law specified that for the years 2017-2020 prior periods’ tax losses carried forward should not exceed 50% of the tax base.

Unused tax losses, for which deferred tax assets were not recognized in the consolidated statements of financial position as of December 31, 2020 and 2019 amounted to RUB 43,393 million and RUB 41,816 million, respectively.

The Group accrued RUB 595 million and RUB 825 million as of December 31, 2020 and 2019, respectively, as a component of income tax payable in relation to uncertain income tax positions.

A provision is recognised for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable.